BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Cash consideration				$ 33,091
Loyalblocks Ltd [Member]
Business Acquisition [Line Items]
Percentage acquired		100.00%
Acquisition related expense
Liabilities assumed		$ 3,109
Loyalblocks Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value of intangible asset and utilized discount rate		22.25%
Loyalblocks Ltd [Member] | Technology [Member]
Business Acquisition [Line Items]
Fair value of intangible asset and utilized discount rate		22.25%
Deviant Art, Inc. [Member]
Business Acquisition [Line Items]
Percentage acquired	100.00%
Acquisition related expense			$ 500	$ 4,300
Cash consideration	$ 36,000
Net consideration	33,000
Liabilities assumed	$ 7,851
Deviant Art, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value of intangible asset and utilized discount rate	14.25%
Deviant Art, Inc. [Member] | Brand/Domain [Member]
Business Acquisition [Line Items]
Fair value of intangible asset and utilized discount rate	20.25%
Royalty rate of revenues	7.50%